Administrative Expenses by Nature	12 Months Ended
Dec. 31, 2025
Administrative Expenses by Nature
Administrative Expenses by Nature

10.Administrative Expenses by Nature

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Business development expenses	146	49
Corporate administration	742	392
Professional fees	911	503
Salaries and benefits	4,167	2,017
Administrative expenses before share-based compensation	5,966	2,961
Share-based compensation	1,674	2,565
Total administrative expenses	7,640	5,526